Capital Stock - Summary of Stock Option Activity and Related Information (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Options
Options Outstanding - beginning of year (shares)	3,600	3,367	2,800
Options, Granted (in shares)	1,052	732	916
Options, Exercised (shares)	(2)	(3)	0
Options, Forfeited / expired (shares)	(896)	(496)	(349)
Options Outstanding - end of year (shares)	3,754	3,600	3,367
Options Exercisable - end of year (shares)	1,954	2,221	2,271
Weighted-Average Exercise Price
Weighted-Average Exercise Price, Outstanding - beginning of year (dollars per share)	$ 22.96	$ 29.16	$ 36.84
Weighted-Average Exercise Price, Granted (dollars per share)	8.67	10.18	9.44
Weighted-Average Exercise Price, Exercised (dollars per share)	9.44	9.44	0.00
Weighted-Average Exercise Price, Forfeited / expired (dollars per share)	37.44	46.27	38.97
Weighted-Average Exercise Price, Outstanding - end of year (dollars per share)	15.54	22.96	29.16
Weighted-Average Exercise Price, Exercisable - end of year (dollars per share)	$ 21.35	$ 29.76	$ 35.89